Deposits (Tables)	12 Months Ended
Oct. 31, 2020
Statement [LineItems]
Summary of Deposit Liabilities

Deposits
(millions of Canadian dollars)	As at
	By Type			By Country			October 31 2020	October 31 2019
	Demand	Notice	Term[1]	Canada	United States	International	Total	Total
Personal	$20,237	$545,695	$59,268	$274,953	$350,244	$3	$625,200	$503,430
Banks[2]	13,974	126	14,869	19,735	4,692	4,542	28,969	16,751
Business and government[3]	115,436	197,845	167,883	326,460	151,431	3,273	481,164	366,796
Trading[2]	–	–	19,177	11,842	2,657	4,678	19,177	26,885
Designatedat fair value through profit or loss[2,4]	–	–	59,626	27,555	26,080	5,991	59,626	105,100
Total	$149,647	$743,666	$320,823	$660,545	$535,104	$18,487	$1,214,136	$1,018,962
Non-interest-bearing deposits included above
In domestic offices							$55,920	$43,887
In foreign offices							76,099	53,381
Interest-bearing deposits included above
In domestic offices							604,625	530,608
In foreign offices							472,913	391,076
U.S. federal funds deposited[2]							4,579	10
Total[3,5]							$1,214,136	$1,018,962

[1]

Includes $27.58 billion (October 31, 2019 – $17 billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

[2]	Includes deposits and advances with the Federal Home Loan Bank.
[3]	As at October 31, 2020, includes $40.5 billion relating to covered bondholders (October 31, 2019 – $39.9 billion) and $1.2 billion (October 31, 2019 – $1.2 billion) due to TD Capital Trust IV.
[4]	Financial liabilities designated at FVTPL consist of deposits designated at FVTPL and $39 million (October 31, 2019 – $31 million) of loan commitments and financial guarantees designated at FVTPL.
[5]

As at October 31, 2020, includes deposits of $708 billion (October 31, 2019 – $580 billion) denominated in U.S. dollars and $44 billion (October 31, 2019 – $52 billion) denominated in other foreign currencies.

Maturity Schedule of Term Deposits

Term Deposits by Remaining Term-to-Maturity
(millions of Canadian dollars)	As at
							October 31 2020	October 31 2019
	Within 1 year	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total	Total
Personal	$41,213	$10,096	$5,065	$1,712	$1,145	$37	$59,268	$58,006
Banks	14,859	–	3	–	2	5	14,869	8,397
Business and government	97,278	14,382	25,761	18,166	8,911	3,385	167,883	145,258
Trading	10,993	3,510	1,349	1,254	851	1,220	19,177	26,885
Designated at fair value through profit or loss	59,626	–	–	–	–	–	59,626	105,100
Total	$223,969	$27,988	$32,178	$21,132	$10,909	$4,647	$320,823	$343,646

Within 1 year [member]
Statement [LineItems]
Maturity Schedule of Term Deposits

Term Deposits due within a Year
(millions of Canadian dollars)	As at
				October 31 2020	October 31 2019
	Within 3 months	Over 3 months to 6 months	Over 6 months to 12 months	Total	Total
Personal	$15,235	$9,139	$16,839	$41,213	$38,941
Banks	14,462	313	84	14,859	8,387
Business and government	50,090	24,700	22,488	97,278	57,346
Trading	4,232	2,065	4,696	10,993	18,819
Designated at fair value through profit or loss	25,919	12,563	21,144	59,626	104,744
Total	$109,938	$48,780	$65,251	$223,969	$228,237